RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 9:	- RELATED PARTIES

a.
The Chairman of the Company's board of directors is a senior partner in the law firm which represents the Company in intellectual property and commercial matters (the "Service Provider"). The service provider charges the Company for services he renders on an hourly basis. The balances and transactions with service provider were as follows:

Balances:

	September 30,	December 31,
	2013	2012

Trade payables (*)	$717	$718

*)
On February 12, 2012, $309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £0.01 par value each, of the Company at an exercise price of $2.00 per share and a life of five years.

Transactions:
	Nine months ended September 30,
	2013	2012

Amounts charged to general and administrative expense	$343	$239

b.
According to an agreement signed in 2004, a retainer fee of $2.4 per quarter should be paid to one of the Company's directors for financial advisory services. As of September 30, 2013 and December 31, 2012, the Company had outstanding liability in the amount of $52 (unaudited) and $49, respectively, for such services.

c.
On February 13, 2011, the members of the board of directors unconditionally waived any accrued and unpaid director's compensation (other than for rights granted in respect of options) as of that date. A related amount of $73 was classified from other accounts payable to additional paid in capital.

In March 2012, the members of the board of directors unconditionally waived any director's cash compensation for their service from March 2012 and until the Company will receive an aggregate financing of at least $15,000 in the private placement issuances from March 20, 2013 onward.

NOTE 12: - RELATED PARTIES

a.
The Chairman of the Company's board of directors is a senior partner in the law firm which represents the Company in intellectual property and commercial matters (the "Service Provider"). The service provider charges the Company for services it renders on an hourly basis. The balances and transactions with service provider were as follows:

Balances:

	December 31,
	2012	2011

Trade payables *)	$718	$817

*)
On February 12, 2012, $  309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $  2 per share and a life of five years.

Transactions:

	Year ended December 31,
	2012	2011	2010

Amounts charged to general and administrative expense	$365	$413	$262

b.
On February 13, 2011, the members of the board of directors unconditionally waived any accrued and unpaid director's compensation (other than for rights granted in respect of options) as of that date. A related amount of $ 73 was classified from other accounts payable to additional paid in capital.

In March 2012, the members of the board of directors unconditionally waived any director's cash compensation for their service from March 2012 and until the Company will receive an aggregate financing of at least $  15,000 in the private placement issuances from March 20, 2013 onward.

c.
According to an agreement signed in 2004, a retainer fee of £  1.5 per quarter should be paid to one of the Company's directors for financial advisory services (the "Advisory Agreement"). As of December 31, 2012 and 2011, the Company has outstanding liability in the amount of $  49 for such services. During 2012, there were no any financial advisory services that were provided to the Company in relation to the Advisory Agreement.